Fair value measurements (Details) - Schedule of change in the fair value of the derivative warrant liabilities - Warrant [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value measurements (Details) - Schedule of change in the fair value of the derivative warrant liabilities [Line Items]
Balance	$ 287,505	$ 126,206
Increase in the fair value of warrants	410,946	161,299
Balance	$ 698,451	$ 287,505